VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 83,777,571	$ 12,508,368	¥ 47,938,575	¥ 65,760,651
Operating expenses	101,738,154	15,189,964	68,793,976	39,783,428
Net income (loss)	(95,586,795)	(14,271,539)	22,832,734	19,246,701
VIE
Variable Interest Entity [Line Items]
Revenues	83,777,571	12,508,368	47,817,378	45,681,441
Operating expenses	35,725,237	5,333,938	36,704,840	25,769,990
Net income (loss)	¥ 18,180,305	$ 2,714,401	¥ 29,407,210	¥ 10,089,768